Share-based payments (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of share-based options for Class A shares and Class B shares issued

Class of		No. of options
shares	Grant Date	granted	Vesting period	Vesting conditions
Class A	10.01.2016	1,100	2016 - 2019	Service condition
Class B	01.01.2019	660	2019	Service condition
Class B complex vesting	01.01.2019	1,300	2027	Service condition, performance non-market condition
Complex conditional upon listing	18.11.2020	—*	2021	Service condition, performance non-market condition
Total share options granted as at June 30, 2021		3,060	—	—
*	Options granted refer to new entity shares after the proposed transaction and are not considered in the amounts in the table above (max. amount 100,000 options)

			Vesting	Vesting
Class of shares	Grant Date	No. of options granted	period	conditions
Class A	10.01.2016	1,100	2016 – 2019	Service condition
Class B	01.01.2019	660	2019	Service condition
Class B complex vesting	01.01.2019	1,300	2027	Service condition, performance non-market condition
Complex conditional upon listing	18.11.2020	—*	2021	Service condition, performance non-market condition
Total share options granted as at December 31, 2020		3,060	—	—
*	Options granted refer to new entity shares after the proposed transaction and are not considered in the amounts in the table above (max. amount 100,000 options)

Schedule of share-based payments expense

	Six months ended June 30,		Three months ended June 30,
	2021	2020	2021	2020
Class B complex vesting	—	24	—	12
Complex conditional upon listing	705	—	315	—
Total recorded expenses	705	24	315	12
therein recognized:
within Game operation cost	—	12	—	6
within General and administrative expenses	705	12	315	6

	2020	2019
Class A	—	20
Class B	—	3,704
Class B complex vesting	169	919
Complex vesting conditional upon listing	130	—
Total recorded expenses	299	4,643
therein recognized:
within Game operating cost	85	4,163
within General and administrative expenses	214	480

Class A share-based payments
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of movement of the share options, related fair values ("FV") at grant dates and actual vesting

Total FV of
	Number of	options* at
	options	grant date
Outstanding as at December 31, 2015	—	—
Granted	1,100	1,613
Vested	200	299
Forfeited	—	—
Outstanding as at December 31, 2016	900	1,314
Granted	—	—
Vested	840	1,234
Forfeited	—	—
Outstanding as at December 31, 2017	60	80
Granted	—	—
Vested	—	—
Forfeited	—	—
Outstanding as at December 31, 2018	60	80
Granted	—	—
Vested	60	80
Forfeited	—	—
Outstanding as at December 31, 2019	—	—
Granted	—	—
Vested	—	—
Forfeited	—	—
Outstanding as at December 31, 2020	—	—
*	Total fair value of options vested; for valuation technique please refer to the section below.

Schedule of fair value per one option and related assumptions used to estimate the fair value of our options at the grant date

	Vesting date (year ended December 31)
	2019	2018	2017	2016
Expected term, in years	3.1	—	0.6	0.1
Expected volatility	45.0%	—	38.6%	35.1%
Risk free interest rate	1.5%	—	1.1%	0.7%
Dividend yield*	3.6%	—	3.6%	3.6%
FV at grant date per option	US$1,341	—	US$1,469	US$1,495
Discount for Lack of Marketability	7.8%	—	7.8%	7.8%
*	— adjusted for discount for lack of marketability

Class B share-based payments
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of movement of the share options, related fair values ("FV") at grant dates and actual vesting

Total FV of
	Number of	options* at
	options	grant date
Outstanding as at December 31, 2018	—	—
Granted	660	3,704
Vested	660	3,704
Forfeited	—	—
Outstanding as at December 31, 2019	—	—
Granted	—	—
Vested	—	—
Forfeited	—	—
Outstanding as at December 31, 2020	—	—
*	Total fair value of options vested; for valuation technique please refer to the section below.

Schedule of fair value per one option and related assumptions used to estimate the fair value of our options at the grant date

2019
Expected term, in years	1.0
Expected volatility	39.3%
Risk free interest rate	2.6%
Dividend yield*	7.7%
FV at grant date per option	US$5,612
Discount for Lack of Marketability	8.4%
*	— adjusted for discount for lack of marketability

Class B complex vesting (performance-based awards)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of share-based payments expense

	Six months ended June 30,		Three months ended June 30,
	2021	2020	2021	2020
Expenses in relation to fulfilled condition	—	24	—	12
Total recorded expenses	—	24	—	12

	2020	2019
Expenses in relation to fulfilled condition	169	860
Expenses in relation to yet unfulfilled performance conditions	—	59
Total recorded expenses	169	919

Schedule of fair value per one option and related assumptions used to estimate the fair value of our options at the grant date

January 1, 2019
Evaluation date (grant date)
Equity value, US$ mln	132
Expected volatility	41.00%
Dividend yield	6.80%
Proxy net income indicator	0.041201
Discount for Lack of Marketability*	8.40%
Total FV for 1,300 complex options	1,157.20

*— applied to the result of fair value estimation

Evaluation date (grant date)	January 1, 2019
Equity value, US$ mln	132
Expected volatility	41.00%
Dividend yield	6.80%
Proxy net income indicator	0.041201
Discount for Lack of Marketability*	8.40%
Total FV for 1,300 complex options	1,157.20
*	— applied to the result of fair value estimation

Complex vesting conditional upon listing
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of share-based payments expense

	Six months ended June 30,		Three months ended June 30,
	2021	2020	2021	2020
Expenses in relation to yet unfulfilled performance conditions	705	—	315	—
Total recorded expenses	705	—	315	—

	2020	2019
Expenses in relation to yet unfulfilled performance conditions	130	—
Total recorded expenses	130	—

Schedule of fair value per one option and related assumptions used to estimate the fair value of our options at the grant date

	November 18,	November 18,
	2020	2020
Evaluation date (grant date)
Vesting period	12m	8m
Market price, $	9.91	9.91
Strike price, $	10.00	10.00
Expected volatility	34.8%	34.8%
Dividend yield	0.0%	0.0%
Risk-free interest rate	0.11%	0.11%
Discount for Lack of Marketability	N/A	N/A
FV of option, $	1.34	1.11

	November 18,	November 18,
Evaluation date (grant date)	2020	2020
Vesting period	12m	8m
Market price, $	9.91	9.91
Strike price, $	10.00	10.00
Expected volatility	34.8%	34.8%
Dividend yield	0.0%	0.0%
Risk-free interest rate	0.11%	0.11%
Discount for Lack of Marketability	N/A	N/A
FV of option, $	1.34	1.11